Capital Lease Obligations and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

Capital Lease Obligations

	December 31, 2012 $	December 31, 2011 $
RasGas II LNG Carriers	472,085	471,397
Suezmax Tankers	165,489	175,650

Total	637,574	647,047
Less current portion	70,272	47,203

Long-term portion	567,302	599,844

Schedule of Repayments of Capital Leases Including Imputed Interest

As at December 31, 2012, the commitments under these capital leases approximated $977.1 million, including imputed interest of ($505.0) million, repayable as follows:

Year	Commitment
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
Thereafter	$857,128